Warranty liabilities - Schedule of Warranty Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Warranty Liabilities [Abstract]
Warranty liabilities	$ 27,728	$ 25,941	$ 31,602
Total warranty liabilities	$ 27,728	$ 25,941	$ 31,602